Assets held for sale (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on disposal of assets held for sale	2,212	(90)
Heavy equipment
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on disposal of assets held for sale	2,212	(90)
Depreciation expense | Heavy equipment
Long Lived Assets Held-for-sale [Line Items]
Impairment of assets held for sale	3,097	8,622